EMPLOYEE BENEFITS - Evolution of RSUs Outstanding (Details) - RSUs	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Number of RSU (in shares)
Balance at the beginning of year (in shares) | shares	664,345	624,896
RSU granted during the year (in shares) | shares	168,669	309,384	309,539
Forfeited during the year (in shares) | shares	(18,130)	(50,888)
Issued during the year (in shares) | shares	(235,392)	(219,047)	(181,860)
Balance at end of year (in shares) | shares	579,492	664,345	624,896
Weighted average grant price (in usd per share)
Balance at the beginning of year (in usd per share) | $ / shares	$ 101.25	$ 64.05
RSU granted during the year (in usd per share) | $ / shares	276.51	147.22
Forfeited during the year (in usd per share) | $ / shares	111.37	98.18
Issued during the year (in usd per share) | $ / shares	89.18	59.37	$ 37.00
Balance at the end of year (in usd per share) | $ / shares	$ 164.73	$ 101.25	$ 64.05